Financial Highlights (Schedule Of Weighted Average Number Of Units For Each Series) (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Unit [Line Items]
Brokerage Fee, Percentage Fee					7.00%
Series 1 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	124,188.005	148,832.601	131,056.837	152,747.083	150,460.406	159,980.042	182,693.002
Weighted average number of units, Date of initial issuance			July 23, 2001		July 23, 2001
Series 2 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series						12.094	39.121
Weighted average number of units, Date of initial issuance			April 1, 2010		April 1, 2010
Series 3 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	19,729.874	17,711.451	20,071.946	16,979.515	17,465.839	14,762.240	14,145.541
Weighted average number of units, Date of initial issuance			September 1, 2009		September 1, 2009
Series 4 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	3,559.334	3,263.301	3,538.831	3,223.825	3,238.290	2,774.133	2,496.701
Weighted average number of units, Date of initial issuance			November 1, 2010		November 1, 2010
Series 5 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	355.469		234.433
Weighted average number of units, Date of initial issuance			April 1, 2018